Investments in Real Estate, net - Schedule of Assets Acquired (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Real Estate [Line Items]
Building and building improvements	$ 182,488
Land and land improvements	28,866
Lease intangibles	14,996
Capitalized tax abatement	7,427
Furniture, fixtures and equipment	3,276
Above-market lease intangibles	1,321
Total purchase price	$ 238,374